Supplement dated July 1, 2008 to:	Value Line Aggressive Income Trust Prospectus dated June 1, 2008
Value Line Asset Allocation Fund, Inc. Prospectus dated August 1, 2007
Value Line Cash Fund, Inc. Prospectus dated May 1, 2008
Value Line Centurion Fund, Inc. Prospectus dated May 1, 2008
Value Line Convertible Fund, Inc. Prospectus dated September 1, 2007
Value Line Emerging Opportunities Fund, Inc. Prospectus dated August 1, 2007
Value Line Fund, Inc. Prospectus dated May 1, 2008
Value Line Income & Growth Fund, Inc. Prospectus dated May 1, 2008
Value Line Larger Companies Fund, Inc. Prospectus dated May 1, 2008
Value Line New York Tax Exempt Trust Prospectus dated June 1, 2008
Value Line Premier Growth Fund, Inc. Prospectus dated May 1, 2008
Value Line Strategic Asset Management Trust Prospectus dated May 1, 2008
Value Line Tax Exempt Fund, Inc. Prospectus dated July 1, 2008
Value Line U.S. Government Securities Fund, Inc. Prospectus dated January 1, 2008

Reorganization of Value Line, Inc.

On June 30, 2008, Value Line, Inc. (“Value Line”) reorganized its investment management division into a newly-formed wholly-owned subsidiary, the name of which is EULAV Asset Management, LLC (“EULAV”). As part of the reorganization, each fund’s investment advisory agreement was transferred from Value Line to EULAV, and EULAV replaced Value Line as each fund’s investment adviser.

The funds’ portfolio managers, all of whom are now employees of EULAV, have not changed as a result of the reorganization. EULAV and Value Line share the same offices at 220 East 42nd Street, New York, NY 10017. Value Line and the funds were advised by legal counsel that the reorganization did not result in an “assignment” of the investment advisory agreements (as such term is defined in the Investment Company Act of 1940).

All references in the funds’ prospectuses describing “Value Line, Inc.” or the “Adviser” as the funds’ investment adviser are hereby changed to refer to EULAV.

For further information, please contact the funds at (800) 243-2729.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE